Expense Example - Independent Franchise Partners US Equity Fund - Independent Franchise Partners US Equity Fund Shares	Jan. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 95
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	404
Expense Example, with Redemption, 10 Years	$ 873